Norwood Financial Corp (Parent Company Only) Financial Information (Statements of Cash Flows) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Net income	$ 14,215,000	$ 13,651,000
Net realized gains on sales of securities	(254,000)	(213,000)
Other, net	(522,000)	(275,000)
Net cash provided by operating activities	18,438,000	17,298,000
Proceeds from sale of securities	27,247,000	17,745,000
Net Cash Used for Investing Activities	(39,780,000)	(54,838,000)
Stock options exercised	638,000	520,000
Sale of treasury stock for ESOP	127,000	123,000
Acquisition of treasury stock	(428,000)	(194,000)
Cash dividends paid	(6,041,000)	(5,509,000)
Net Cash Provided by Financing Activities	18,409,000	39,191,000
Net Increase (Decrease) in Cash and Cash Equivalents	(2,933,000)	1,651,000
CASH AND CASH EQUIVALENTS - BEGINNING	18,348,000
CASH AND CASH EQUIVALENTS - ENDING	15,415,000	18,348,000
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	14,215,000	13,651,000
Undistributed earnings of bank subsidiary	(8,507,000)	(8,409,000)
Decrease in deferred ncome tax		1,158,000
Other, net	335,000	387,000
Net cash provided by operating activities	6,043,000	6,787,000
Investment in bank subsidiary		(4,000,000)
Net Cash Used for Investing Activities		(4,000,000)
Stock options exercised	638,000	520,000
Sale of treasury stock for ESOP	127,000	123,000
Acquisition of treasury stock	(428,000)	(194,000)
Cash dividends paid	(6,041,000)	(5,509,000)
Net Cash Provided by Financing Activities	(5,704,000)	(5,060,000)
Net Increase (Decrease) in Cash and Cash Equivalents	339,000	(2,273,000)
CASH AND CASH EQUIVALENTS - BEGINNING	2,509,000	4,782,000
CASH AND CASH EQUIVALENTS - ENDING	$ 2,848,000	$ 2,509,000